Prepaid expenses - Schedule of Prepaid expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Schedule of Prepaid expenses [Abstract]
Printed catalogs	$ 33,628	$ 41,920	$ 21,692
Premiums paid in advance for insurance	16,961	10,061	9,628
Advances to suppliers	1,320	2,689	12,973
Other	17,315	39,831	8,891
Total prepaid expenses	$ 69,224	$ 94,501	$ 53,184